Principal Accounting Policies (Details 2) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) agreement	Dec. 31, 2018 CNY (¥) agreement
Restricted cash
Total restricted cash	¥ 3,150.4	¥ 4,692.1
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total restricted cash	¥ 1,523.3	¥ 1,364.4
Pledge deposits for short-term bank borrowings - Current
Restricted cash
Total restricted cash	1,595.0	2,695.0
Pledge deposits for Letter of Guarantee
Restricted cash
Total restricted cash		623.6
Others
Restricted cash
Total restricted cash	¥ 32.1	¥ 9.1